UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.6%
Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$900	$928,197
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	2,750	2,337,940
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,200	1,711,798

		4,977,935

Alaska — 0.4%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,376,148

Arizona — 1.5%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,250	3,317,275
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/28	1,000	1,033,640
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	400	403,948

		4,754,863

California — 23.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.64%, 10/01/24 (a)	10,185	8,043,502
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.57%, 10/01/25 (a)	6,000	4,697,580
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,655,350

Municipal Bonds	Par (000)	Value

California (continued)
Antelope Valley Community College District, GO, Election 2004, Series B (NPFGC), 5.25%, 8/01/39	$600	$606,300
Arcadia Unified School District California, GO, CAB, Election 2006, Series A (AGM), 4.96%, 8/01/39 (b)	1,600	213,376
Cabrillo Community College District California, GO, CAB, Election 2004, Series B (NPFGC), 5.18%, 8/01/37 (b)	2,400	358,440
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	550	566,500
California State University, RB, Systemwide, Series A, 5.00%, 11/01/35	2,600	2,555,436
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	850	863,379
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,720	1,736,237
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	900	914,985
Los Angeles Department of Water & Power, RB, Series C (NPFGC), 5.00%, 7/01/29	5,160	5,312,272
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/29	2,965	3,054,958
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/36	1,655	1,682,622
Norco Redevelopment Agency California, Tax Allocation Bonds, Refunding, Project Area No. 1 (NPFGC), 5.13%, 3/01/30	5,000	4,709,700
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	7,455	7,606,113
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/30	1,500	1,570,320

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guaranty Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	$900	$937,206
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	1,750	1,546,737
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	4,150	4,167,430
San Mateo County Community College District, GO, CAB, Election 2001, Series C (NPFGC), 6.12%, 9/01/30 (b)	12,740	3,681,096
State of California, GO, 5.13%, 6/01/27	20	19,716
State of California, GO, 5.13%, 6/01/31	60	55,977
Stockton Public Financing Authority California, RB, Parking & Capital Projects, 5.13%, 9/01/30	6,145	6,150,899
Ventura County Community College District, GO, Election 2002, Series B (NPFGC), 5.00%, 8/01/30	2,325	2,375,452
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,073,165

		74,154,748

Colorado — 0.7%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/27	1,200	1,100,304
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/33	675	595,175
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	415	444,133

		2,139,612

District of Columbia — 2.8%
District of Columbia, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	9,600	8,663,520

Florida — 11.3%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,600	1,634,880
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	4,000	4,058,280
Collier County School Board, COP (AGM), 5.00%, 2/15/23	3,000	3,092,310
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	850	876,817
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,000	2,987,580

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	$1,400	$1,502,214
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	9,900	9,379,854
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	4,200	4,225,284
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	1,750	1,764,945
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	1,800	1,863,216
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	2,000	2.020,060
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	279,510
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,000	2,131,920

		35,816,870

Georgia — 4.0%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	2,300	2,377,694
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	825	827,970
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	9,312,953

		12,518,617

Illinois — 18.6%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	1,000	1,108,350
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/23	5,670	5,847,981
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (Syncora), 6.00%, 1/01/29	2,300	2,373,462
City of Chicago Illinois, GO, Refunding, Series A (AGM), 5.00%, 1/01/25	500	524,775
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	2,000	2,031,300
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/21	9,000	9,226,260

2	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/26 (c)	$2,460	$2,773,724
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	1,000	1,012,850
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.57%, 6/15/30 (a)	20,120	19,990,629
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	10,115	12,438,820
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,313,964

		58,642,115

Indiana — 0.1%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 5.75%, 1/01/34	400	411,120

Iowa — 1.3%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	3,850	3,980,554

Louisiana — 1.8%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,395,963
Louisiana State Transportation Authority, RB, CAB, Senior Lien, Louisiana 1 Project, Series B (AMBAC), 5.31%, 12/01/27 (b)	1,235	485,083
Rapides Finance Authority Louisiana, RB, Cleco Power LLC Project, AMT (AMBAC), 4.70%, 11/01/36	2,450	2,030,928
State of Louisiana, RB, Series A (NPFGC), 5.00%, 5/01/35	1,740	1,747,847

		5,659,821

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,240	1,306,997

Massachusetts — 4.7%
Massachusetts HFA, RB, Rental Mortgage, Series F, AMT (AGM), 5.25%, 1/01/46	5,300	5,133,421
Massachusetts HFA, RB, S/F Housing, Series 128, AMT (AGM), 4.80%, 12/01/27	1,600	1,535,056

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts HFA, Refunding RB, Rental Housing, Series A, AMT (AGM), 5.15%, 7/01/26	$3,000	$3,030,480
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,779,974
Massachusetts Water Resources Authority, Refunding RB, General, Series B (AGM), 5.25%, 8/01/28	2,000	2,307,580

		14,786,511

Michigan — 5.0%
City of Detroit Michigan, RB, Second Lien, Series B (AGM), 6.25%, 7/01/36	400	433,124
City of Detroit Michigan, RB, Second Lien, Series B (AGM), 7.00%, 7/01/36	200	228,460
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	700	830,760
City of Detroit Michigan, RB, System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	3,600	3,244,284
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,666,400
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,500	1,500,645
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	4,300	4,048,149
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series C, AMT (Syncora), 5.65%, 9/01/29	1,410	1,404,952
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Project, Series A, AMT (Syncora), 5.50%, 6/01/30	1,300	1,241,721

		15,598,495

Minnesota — 0.9%
City of Minneapolis, Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,777,125

Nevada — 5.3%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	3,100	2,811,390
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	932,832

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark, Nevada, RB, Las Vegas- McCarran International Airport, Series A (AGC), 5.25%, 7/01/39 (d)	$3,800	$3,782,900
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	75	62,357
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series D, AMT (NPFGC), 5.25%, 3/01/38	1,300	1,179,724
County of Clark Nevada, RB, Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,500	1,517,130
County of Clark Nevada, RB, Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	3,200	3,167,456
County of Clark Nevada, RB, System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,475	1,513,969
Las Vegas Valley Water District, GO, Refunding, Series A (NPFGC), 5.00%, 6/01/24	1,600	1,653,600

		16,621,358

New Jersey — 9.6%
New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	600	558,624
New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/34	305	289,668
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	9,325	9,331,901
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,913,256
New Jersey EDA, RB, School Facilities Construction, Series O, 5.13%, 3/01/28	3,000	3,116,880
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	2,000	2,238,420
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (AGM), 5.50%, 9/01/25	5,000	5,781,450
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/28	815	913,582

		30,143,781

New York — 3.7%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	1,500	1,631,295
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	4,000	4,566,040

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	$2,750	$2,948,825
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,200	1,334,940
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,300	1,377,831

		11,858,931

Oregon — 0.2%
Medford Hospitalital Facilities Authority, RB, Asante Health Sytem, Sereis A (AGC), 5.00%, 8/01/40 (d)	575	560,067

Pennsylvania — 1.2%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,500	1,503,225
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.48%, 12/01/38 (a)	3,000	1,894,170
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	426,196

		3,823,591

Puerto Rico — 1.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,200	3,405,120
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.71%, 8/01/41 (b)	8,500	1,263,440

		4,668,560

Rhode Island — 3.4%
Providence Public Building Authority Rhode Island, RB, Series A (AGM), 6.25%, 12/15/10 (c)	4,345	4,617,562
Rhode Island EDC, RB, Series B (FGIC), 6.50%, 7/01/10 (c)	3,355	3,475,478
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,375	2,593,927

		10,686,967

South Carolina — 1.1%
Berkeley County School District, RB, Securing Assets For Education, 5.13%, 12/01/30	3,275	3,340,042

4	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee — 1.8%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, Covenant Health, Series A, 5.04%, 1/01/38 (b)	$600	$100,188
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,634,850

		5,735,038

Texas — 14.7%
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,100	2,371,005
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 5.38%, 11/15/38	1,350	1,424,128
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC), 5.50%, 11/01/33	13,000	13,038,090
Lewisville ISD Texas, GO, Refunding, CAB, School Building,(NPFGC), 4.67%, 8/15/24 (b)	4,475	2,228,595
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,725	1,811,578
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30	2,400	2,253,960
North Harris County Regional Water Authority, RB, Senior Lien (NPFGC), 5.13%, 12/15/35	2,895	2,935,327
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,800	4,053,650
North Texas Tollway Authority, RB, System, First Tier, Series K-2 (AGC), 6.00%, 1/01/38	4,015	4,379,442
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.00%, 1/01/28	2,795	2,971,337
North Texas Tollway Authority, Refunding RB, System, First Tier (NPFGC), 5.75%, 1/01/40	1,600	1,632,528
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	7,150	7,098,162

		46,197,802

Utah — 1.6%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,197,400

Municipal Bonds	Par (000)	Value

Vermont — 0.9%
Vermont HFA, RB, Series 27, AMT (AGM), 4.85%, 11/01/32	$3,000	$2,856,780

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Credit Group (AGM), 5.00%, 11/15/31	1,200	1,210,920
Wisconsin Housing & EDA, Refunding RB, Series E, AMT, 5.50%, 9/01/38	2,000	2,053,680

		3,264,600

Total Municipal Bonds – 124.7%		392,519,968

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Arizona — 0.4%
Phoenix Civic Improvement Corporation, RB, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,240,032

California — 3.0%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	959	960,382
Los Angeles Community College District, California, GO, Election 2001, Series A (AGM), 5.00%, 8/01/32	2,500	2,526,475
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	412,934
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	2,810	2,853,471
Tamalpais Union High School District California, GO, Election 2001 (AGM), 5.00%, 8/01/28	1,605	1,624,019
University of California, RB, Series O, 5.75%, 5/15/34	840	934,492

		9,311,773

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	900	948,424

District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,005	1,116,193

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

District of Columbia (concluded)
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	$1,770	$1,976,565

		3,092,758

Florida — 6.3%
City of Tallahassee. Florida, RB (NPFGC), 5.00%, 10/01/37	7,500	7,508,925
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,349	1,382,609
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	10,100,300

		18,991,834

Georgia — 5.6%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	17,356	17,690,986

Illinois — 1.3%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,880	2,008,886
Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, Mccormick Place Expansion, Series B (NPFGC), 5.75%, 6/15/23	1,999	2,162,647

		4,171,533

Louisiana — 1.7%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	5,400	5,504,112

Massachusetts — 3.5%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,600	11,116,493

Nevada — 3.5%
City of Las Vegas, Nevada, GO, Limited Tax Performing Arts Center, 6.00%, 4/01/39	3,778	4,096,144
Clark County Water Reclamation District, GO, Series B, 5.50%, 7/01/29	4,499	4,909,520
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	1,829	2,007,800

		11,013,464

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

New Hampshire — 2.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth Hitchcock Obligation (AGM), 5.50%, 8/01/27	$7,390	$7,529,967

New Jersey — 0.6%
New Jersey EDA, RB, Cigarette Tax (AGC), 5.50%, 6/15/24	1,850	1,914,805

New York — 1.4%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,404,823
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	3,100	3,167,735

		4,572,558

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	580	605,735

South Carolina — 2.6%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/28	3,120	3,233,911
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/29	2,765	2,850,217
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/30	1,010	1,036,452
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,275	1,371,683

		8,492,263

Texas — 0.7%
Clear Creek ISD, Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,365,627

Virginia — 0.9%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	363,927
Virginia Housing Development Authority, RB, Series H, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	2,310	2,331,598

		2,695,525

6	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Washington — 1.3%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (AGM), 5.00%, 11/01/32	$4,004	$4,171,082

Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,430	1,429,557

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 37.2%		116,858,528

Total Long-Term Investments (Cost – $498,968,125) – 161.9%		509,378,496

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (f)(g)	8,110,204	8,110,204

Total Short-Term Securities (Cost – $8,110,204) – 2.6%		8,110,204

Total Investments
(Cost – $507,078,329*) – 164.5%		517,488,700
Other Assets Less Liabilities – 0.2%		868,283
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (19.4)%		(61,212,556)
Preferred Shares, at Redemption Value –(45.3)%		(142,601,613)

Net Assets Applicable to Common Shares – 100.0%		$314,542,814

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$454,888,045

Gross unrealized appreciation	$18,895,112
Gross unrealized depreciation	(17,463,360)

Net unrealized appreciation	$1,431,752

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Market Value	Unrealized Depreciation

Citigroup, Inc.	$3,782,900	$(17,100)
Merrill Lynch	$560,067	$—

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax Exempt Fund	$4,807,711	$17,415

(g)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in the semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$8,110,204
Level 2 - Long-Term Investments[1]	509,378,496
Level 3	—

Total	$517,488,700

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniEnhanced Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 19, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 19, 2010